UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:12/31/2011

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.): [ ]is a restatement.
	[ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     GW & Wade, LLC
Address:  93 Worcester Street
	  Wellesley, MA 02481

Form 13F File Number: 28-6161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas Drozdowski
Title: Chief Compliance Officer
Phone: 781-239-1188

Signature, Place, and Date of Signing:

Douglas Drozdowski	Wellesley, MA   01/23/2012
[Signature]		[City, State]	[Date]

Report Type (Check only one.):

[x]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ]13F COMBINATION REPORT. (Check here it a portion of
 the holdings for this reorting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 	Name

28-_______________       ________________________________

[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  119

Form 13F Information Table Value Total:  $246614
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name

______     28-_________________        ___________________
[Repeat as necessary.]

Quantity	Security	Cusip		Value
41707		3m Company	88579Y101	3409000
64694		Abbott Lab	002824100	3638000
532626		Acme Packet Inc	004764106	16463000
2349		Affil Mnger Grp	008252108	225000
4875		Ameriprise Finl 03076C106	242000
5855		Amgen		018490102	376000
4490		Anadarko Pete 	032511107	343000
8427		Apple Computer	037833100	3413000
5260		Aptargroup Inc	038336103	274000
107461		AT&T Inc Com	00206R102	3250000
12479		Bank of America 060505104	69000
4		Berkshire Hthwy	084670207	459000
33127		Bhp Billiton 	088606958	2340000
16106		Blackrock Inc	09247X101	2871000
115410		Bristol Myers 	110122108	4067000
9555		Campbell's Soup	134429109	318000
4841		Caterpillar Inc	149123101	439000
6500		Centurylink Inc	156700106	242000
50051		Chevron Texaco 	166764100	5325000
30852		Cisco Sys Inc	17275r102	558000
9017		Citigroup Inc	172967101	237000
49791		Clorox		189054109	3314000
61342		Coca Cola	191216100	4292000
45239		Colgate Palm	194162103	4180000
48112		Conocophillips	20825C104	3506000
53339		Con Edison Hldg 209115104	3309000
12697		CVS Caremark 	126650100	518000
60380		Dean Foods	242370104	676000
8155		Disney Walt Co.	254687106	306000
5920		Dr Pepper Snple 26138E109	234000
73734		Dupont		263534109	3376000
11805		EV Risk Mgd Div	27829g106	123000
29975		EV Tax Mgd Glbl	27829F108	247000
67664		Energy Transfer 29273R109	3102000
14590		Exelixis Inc	30161Q104	69000
31574		Exxon Mobil 	30231G102	2676000
3112		Fedex Corp 	31428X106	260000
39102		GeneralDynamics	369550108	2597000
208947		GeneralElectric	369604103	3742000
486		Google Inc CL A	38259p508	314000
5680		Helmerich&Payne	423452101	331000
10000		Hingham Instn 	433323102	478000
71631		Honeywell Intl	438516106	3893000
166393		Intel Corp	458140100	4035000
41822		IBM		459200101	7690000
124817		Intl Paper Co	464285105	3695000
12400		Ishr Comex Gold 464285105	189000
3890		Ishr MSCIBrazil	464286400	223000
18080		Ishr MSCI Japan 464286848	165000
24716		Ishr S&PGSCICom 464287168	815000
232707		Ishr DJ Sel Div 464287168	12513000
7555		Ishr DJ US Egy 	464287796	301000
54918		Ishr MSCI Eafe 	464287465	2720000
39261		Ishr MSCI Em Mk 464287234	1490000
168066		IshrRsl 1000 Gr 464287614	9713000
21110		IshrRsl 1000Idx 464287622	1464000
72903		IshrRsl 1000Val 464287598	4628000
30327		IshrRsl 2000 Gr	464287648	2554000
28398		IshrRsl 2000Idx 464287655	2094000
12260		IshrRsl 2000Val 464287630	805000
9844		IshrRsl 3000Idx 464287689	730000
19514		IshrRsl MC Grw	464287481	1074000
14684		IshrRsl MC Val  464287473	637000
9927		IshrS&P 500 Idx 464287953	1250000
7575		IshrS&P LatAm40	464287390	322000
16637		IshrS&P MC 400 	464287507	1458000
335954		IshrS&P US Pfd  464288687	11967000
73449		Johnson&Johnson	478160104	4817000
13480		JP Morgan Chase 46625H100	448000
48377		Kimberly-Clark	494368103	3559000
6533		Kinder Morgan 	494550106	555000
10090		Lexmark Intl  	529771107	334000
49617		McDonalds Corp.	580135101	4978000
9855		Merck & Co.	589331107	372000
121665		Microsoft Corp.	594918104	3158000
208665		Nasdaq Prem Inc 63110r105	2719000
10940		OccidentalPetro 674599105	1025000
28667		Oracle Corp	68389X105	735000
87237		Paychex		704326107	2627000
10357		Pwrshr Db Com	73935s105	278000
14080		Pwrshr ETF 	73935x161	71000
24069		Pwrshr QQQ 	73935A104	1344000
94277		Procter&Gamble	742718109	6289000
6780		Prshr Ultra QQQ	74347r206	552000
7250		Rogers Comm B	775109200	279000
8117		RoyalDutch Rp A 780259206	593000
4555		RoyalDutch ADR	780259107	346000
20896		Rydex ETFS&P500	78355W106	967000
27764		Sanmina Corp	800907206	258000
13005		Sara Lee	803111103	246000
28655		Spdr Int Fin	78355W205	373000
13658		Spdr Int Tech 	81369Y803	348000
6420		Spdr Int Util	81369Y886	231000
60417		Southern Co.	842587107	2797000
9041		SPDR DJ ETF 	78467x109	1102000
6755		SPDR S&P MC 400	78467Y107	1077000
21856		SPDR DJWilshire 78464A805	2044000
4115		SPDR S&P DivETF	78464A763	222000
5380		Starbucks Corp	855244109	248000
115745		Sysco Corp.	871829107	3395000
9500		Thomas & Betts 	884315102	519000
4355		Tyco Intl Ltd 	H89128104	203000
21632		Unilever N V 	904784709	743000
81160		Unilever  ADR	904767704	2720000
45647		UPS Cl B	911312106	3341000
39370		United Tech 	913017109	2878000
6373		Vgd Emg Mkts 	922042858	244000
4371		Vgd Index Fds 	922908736	254000
86251		Waste Mgmt	94106l109	2821000
7780		Wells Fargo 	949746101	214000
11459		WT Defa Fd	97717W695	469000
23736		WT Div Top 100  97717W406	1234000
15698		WT HY  Equity   97717W208	674000
5950		WT Intl Div 100 97717W786	236000
20214		WT Intl LC Div  97717W794	809000
16173		WT Intl MC Div  97717W778	696000
309496		WT LC Div 	97717w309	15175000
22640		WT MC Div 	97717W778	1179000
24168		WT Total Div    97717W109	1185000